Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares CoinShares International Limited	Ordinary Shares Coinshares PLC [Member]		Ordinary Shares	Treasury Shares CoinShares International Limited	Treasury Shares Coinshares PLC [Member]		Additional Paid in Capital CoinShares International Limited	Additional Paid in Capital Coinshares PLC [Member]		Accumulated Other Comprehensive Income CoinShares International Limited	Accumulated Other Comprehensive Income Coinshares PLC [Member]		Retained Earnings CoinShares International Limited	Retained Earnings Coinshares PLC [Member]		Retained Earnings	CoinShares International Limited	Coinshares PLC [Member]	Total
Balance at Dec. 31, 2022		$ 45,000							$ 42,180,000			$ 15,460,000			$ 152,095,000				$ 209,780,000
Balance (in Shares) at Dec. 31, 2022		68,213,821
Balance (in Shares) at Dec. 31, 2022						(78,396)
Share based compensation									1,652,000										1,652,000
Share cancellations									575,000						(575,000)
Share cancellations (in Shares)		(200,050)
Share cancellations (in Shares)						200,050
Share repurchases									(5,292,000)						25,000				$ (5,267,000)
Share repurchases (in Shares)						(1,594,706)													(10,446)
Share options exercised									10,000										$ 10,000
Share options exercised (in Shares)						5,479
Foreign exchange impact from change in reporting currency												13,788,000							13,788,000
Net (loss)/income															75,755,000				75,755,000
Other comprehensive income/(loss)												(12,148,000)							(12,148,000)
Balance at Dec. 31, 2023		$ 45,000							39,125,000			17,100,000			227,300,000				283,570,000
Balance (in Shares) at Dec. 31, 2023		68,013,771
Balance (in Shares) at Dec. 31, 2023						(1,467,573)
Share based compensation									304,000										304,000
Share cancellations		$ (1,000)							4,154,000						(4,166,000)				(13,000)
Share cancellations (in Shares)		(1,474,631)
Share cancellations (in Shares)						1,474,631
Share repurchases									(344,000)										$ (344,000)
Share repurchases (in Shares)						(90,205)													(48,409)
Share options exercised									474,000						(9,000)				$ 465,000
Share options exercised (in Shares)		139,070
Share options exercised (in Shares)						83,147
Dividends declared															(42,952,000)				(42,952,000)
Foreign exchange impact from change in reporting currency												(6,251,000)							(6,251,000)
Net (loss)/income															162,448,000				162,448,000
Other comprehensive income/(loss)												4,109,000							4,109,000
Balance at Dec. 31, 2024		$ 44,000							38,020,000	$ 38,064		14,958,000	$ 14,958		342,621,000	$ 342,621,000			395,643,000	$ 395,643,000
Balance (in Shares) at Dec. 31, 2024		66,678,210	121,601,091
Balance (in Shares) at Dec. 31, 2024
Reclassification of equity classified options to liability									(5,693,000)										(5,693,000)
Share repurchases										(8,829)										(8,829,000)
Share repurchases (in Shares)							(2,080,946)
Dividends declared																(25,843,000)				(25,843,000)
Net (loss)/income																77,600,000				77,600,000	$ 77,600,000
Other comprehensive income/(loss)													1,501							1,501,000
Balance at Jun. 30, 2025										29,235			16,459			394,378,000				440,072,000
Balance (in Shares) at Jun. 30, 2025			121,601,091
Balance (in Shares) at Jun. 30, 2025							(2,080,946)
Balance at Dec. 31, 2024		$ 44,000							38,020,000	38,064		14,958,000	14,958		342,621,000	342,621,000			395,643,000	395,643,000
Balance (in Shares) at Dec. 31, 2024		66,678,210	121,601,091
Balance (in Shares) at Dec. 31, 2024
Share repurchases									(10,617,000)										$ (10,617,000)
Share repurchases (in Shares)						(1,385,500)													(1,428,927)
Share options exercised									1,800,000										$ 1,800,000
Share options exercised (in Shares)						245,943
Dividends declared															(25,844,000)				(25,844,000)
Net (loss)/income															114,272,000				114,272,000
Other comprehensive income/(loss)												1,713,000							1,713,000
Balance at Dec. 31, 2025		$ 44,000		[1]	$ 150,000,000				29,203,000	29,247	[1]	16,671,000	16,671	[1]	431,049,000	431,049,000	[1]	$ (151,410,000)	476,967,000	476,967,000	(1,410,000)
Balance (in Shares) at Dec. 31, 2025		66,678,210	121,601,091	[1]	150
Balance (in Shares) at Dec. 31, 2025						(1,139,557)	(2,078,210)	[1]
Balance at Aug. 28, 2025
Balance (in Shares) at Aug. 28, 2025
Ordinary shares issued					$ 150,000,000																150,000,000
Ordinary shares issued (in Shares)					150
Net (loss)/income																		(151,410,000)			(151,410,000)
Balance at Dec. 31, 2025		$ 44,000		[1]	$ 150,000,000				$ 29,203,000	29,247	[1]	$ 16,671,000	16,671	[1]	$ 431,049,000	431,049,000	[1]	$ (151,410,000)	$ 476,967,000	476,967,000	(1,410,000)
Balance (in Shares) at Dec. 31, 2025		66,678,210	121,601,091	[1]	150
Balance (in Shares) at Dec. 31, 2025						(1,139,557)	(2,078,210)	[1]
Shares issued in connection with the reverse recapitalization	[1]									22,105										22,105,000
Shares issued in connection with the reverse recapitalization (in shares)	[1]		10,179,118				2,078,210
Elimination of pre-combination retained deficit of legal parent																(192,000)				(192,000)
Dividends declared																(21,500,000)				(21,500,000)
Net (loss)/income																(23,935,000)				(23,935,000)	$ (23,935,000)
Other comprehensive income/(loss)													(238)							(238,000)
Balance at Jun. 30, 2026										$ 51,352			$ 16,433			$ 385,422,000				$ 453,207,000
Balance (in Shares) at Jun. 30, 2026			131,780,209
Balance (in Shares) at Jun. 30, 2026

[1]	Ordinary Shares presented are shown exclusive of 2,078,210 treasury shares. These represented historic share repurchases which were cancelled and extinguished on the date of the reverse recapitalization, and accordingly no treasury shares remain outstanding at 30 June 2026.